COMMON SHARES (Tables)	9 Months Ended
Sep. 30, 2016
Stockholders' Equity Note [Abstract]
Schedule of assumptions in the Black-Scholes warrant pricing model

The Company has estimated the fair value of such warrants at a value of $933,358 at the date of issuance and using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0
Risk-free interest rate	1.20%
Expected term (years)	5
Volatility	203%

The Company has estimated the fair value of such warrants at a value of $224,413 at the date of issuance and using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0
Risk-free interest rate	1.20%
Expected term (years)	5
Volatility	203%

The Company has estimated the fair value of such warrants at a value of $1,140,462 at the date of issuance and using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.00%
Expected term (years)	5
Volatility	147%

The Company has estimated the fair value of such warrants at a value of $116,561 at the date of issuance and using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.00%
Expected term (years)	5
Volatility	147%